Putnam
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-98

[LOGO: BOSTON * LONDON * TOKYO]



The following report contains a list of your fund's portfolio holdings and complete financial statements since the fund's inception on 5/4/98. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/99.




Portfolio of investments owned
October 31, 1998 (Unaudited)

COMMON STOCKS (96.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                300  Interpublic Group Co., Inc.                                                                $   17,550

Banks (2.3%)
--------------------------------------------------------------------------------------------------------------------------
                200  Firstar Corp.                                                                                  11,350
                500  Southtrust Corp.                                                                               18,250
                200  Star Banc Corp.                                                                                15,125
                                                                                                                ----------
                                                                                                                    44,725

Biotechnology (2.3%)
--------------------------------------------------------------------------------------------------------------------------
                250  Biogen N.V. (NON)                                                                              17,375
                600  Centocor, Inc. (NON)                                                                           26,700
                                                                                                                ----------
                                                                                                                    44,075

Business Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                500  Quintiles Transnational Corp. (NON)                                                            22,625
                750  Servicemaster Co.                                                                              15,844
                                                                                                                ----------
                                                                                                                    38,469

Cable Television (4.0%)
--------------------------------------------------------------------------------------------------------------------------
                400  Cablevision System Corp. Class A (NON)                                                         19,300
                700  MediaOne Group, Inc. (NON)                                                                     29,619
                700  Tele-Communications, Inc. (TCI) (NON)                                                          29,484
                                                                                                                ----------
                                                                                                                    78,403

Consumer Non Durables (3.2%)
--------------------------------------------------------------------------------------------------------------------------
                400  Conagra, Inc.                                                                                  12,175
              1,000  Philip Morris Co., Inc.                                                                        51,125
                                                                                                                ----------
                                                                                                                    63,300

Consumer Products (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                200  Clorox Co.                                                                                     21,850
                200  Colgate Palmolive Co.                                                                          17,675
                                                                                                                ----------
                                                                                                                    39,525

Computer Services (3.6%)
--------------------------------------------------------------------------------------------------------------------------
                100  American Online, Inc.                                                                          12,706
                300  Computer Sciences Corp.                                                                        15,825
                450  EMC Corp. (NON)                                                                                28,969
                200  IMS Health, Inc.                                                                               13,300
                                                                                                                ----------
                                                                                                                    70,800

Computer Software (8.2%)
--------------------------------------------------------------------------------------------------------------------------
                500  BMC Software, Inc. (NON)                                                                       24,031
                350  Compuware Corp. (NON)                                                                          18,966
                800  HBO & Co.                                                                                      21,000
                800  Microsoft Corp. (NON)                                                                          84,700
                700  Platinum Technology (NON)                                                                      11,506
                                                                                                                ----------
                                                                                                                   160,203

Computers (5.3%)
--------------------------------------------------------------------------------------------------------------------------
                700  Compaq Computer Corp.                                                                          22,138
                400  Dell Computer Corp. (NON)                                                                      26,200
                300  IBM Corp.                                                                                      44,531
                200  Sun Microsystems (NON)                                                                         11,662
                                                                                                                ----------
                                                                                                                   104,531

Conglomerates (3.1%)
--------------------------------------------------------------------------------------------------------------------------
                700  General Electric Co.                                                                           61,250

Electric Utilities (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                600  Peco Energy Co.                                                                                23,213

Entertainment (2.6%)
--------------------------------------------------------------------------------------------------------------------------
                300  Time Warner, Inc.                                                                              27,844
                400  Viacom, Inc. Class B (NON)                                                                     23,950
                                                                                                                ----------
                                                                                                                    51,794

Environmental Control (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                500  Waste Management, Inc.                                                                         22,563

Health Care Services (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                300  Cardinal Health, Inc.                                                                          18,913
                500  Omnicare, Inc.                                                                                 17,281
                                                                                                                ----------
                                                                                                                    36,194

Insurance and Finance (5.0%)
--------------------------------------------------------------------------------------------------------------------------
                300  American International Group                                                                   25,575
                200  Associates First Capital Corp.                                                                 14,100
                400  Fannie Mae                                                                                     28,325
                500  Freddie Mac                                                                                    28,750
                                                                                                                ----------
                                                                                                                    96,750

Medical Supplies and Devices (4.7%)
--------------------------------------------------------------------------------------------------------------------------
                600  Abbott Laboratories                                                                            28,163
                500  Medtronic, Inc.                                                                                32,500
                500  Tyco International Ltd.                                                                        30,969
                                                                                                                ----------
                                                                                                                    91,632

Networking and Telecommunication Equipment (4.6%)
--------------------------------------------------------------------------------------------------------------------------
                500  Ascend Communications, Inc. (NON)                                                              24,125
                650  Cisco Systems (NON)                                                                            40,950
                300  Lucent Technologies, Inc.                                                                      24,056
                                                                                                                ----------
                                                                                                                    89,131

Pharmaceuticals (16.6%)
--------------------------------------------------------------------------------------------------------------------------
                500  Bristol-Myers Squibb Co.                                                                       55,281
                600  Lilly Eli & Co.                                                                                48,563
                400  Merck & Co., Inc.                                                                              54,100
                500  Pfizer, Inc.                                                                                   53,656
                400  Schering Plough Corp.                                                                          41,150
                900  Warner-Lambert Co.                                                                             70,538
                                                                                                                ----------
                                                                                                                   323,288

Retail (14.3%)
--------------------------------------------------------------------------------------------------------------------------
                900  CVS Corp.                                                                                      41,119
                500  Costco Co., Inc. (NON)                                                                         28,375
                700  Home Depot                                                                                     30,450
                100  Kroger Co. (NON)                                                                                5,545
                400  Lowe's Co., Inc.                                                                               13,475
                700  Office Depot, Inc. (NON)                                                                       17,500
                200  Rite Aid Corp.                                                                                  7,937
              1,700  TJX Co., Inc. (The)                                                                            32,194
                400  Tommy Hilfiger Corp. (NON)                                                                     18,575
                600  Walgreen Co.                                                                                   29,213
                800  Wal-Mart Stores, Inc.                                                                          55,200
                                                                                                                ----------
                                                                                                                   279,583

Semiconductors (3.7%)
--------------------------------------------------------------------------------------------------------------------------
                800  Intel Corp.                                                                                    71,350

Supermarkets (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                500  Safeway, Inc. (NON)                                                                            23,906

Telecommunications (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                500  MCI Worldcom, Inc. (NON)                                                                       27,625

Telephone Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                200  Sprint Corp.                                                                                   15,350
                                                                                                                ----------
                     Total Common Stocks (cost $1,759,589)                                                      $1,875,210

SHORT-TERM INVESTMENTS (4.5%) (a) (cost $87,026)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $87,000  Interest in $468,338,000 joint repurchase agreement dated October 30, 1998 with Warburg Securities
                       due November 2, 1998 with respect to various
                       U.S. Treasury obligations -- maturity value of $87,039
                       for an effective yield of 5.38%                                                          $   87,026
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,846,615) (b)                                                    $1,962,236
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,953,012.

  (b) The aggregate identified cost on a tax basis is $1,846,615, resulting in gross unrealized appreciation and depreciation of $183,323 and $67,702, respectively, or net unrealized appreciation of $115,621.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,846,615) (Note 1)                                                $1,962,236
-----------------------------------------------------------------------------------------------
Cash                                                                                        483
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                        633
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                       10
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           17,704
-----------------------------------------------------------------------------------------------
Total assets                                                                          1,981,066

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         17,212
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                718
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  230
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                20
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    9,871
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        28,054
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,953,012

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,050,231
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                    (65)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (212,775)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              115,621
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,953,012

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,953,012 divided by 241,497 shares)                                                    $8.09
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.09)*                                    $8.58
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period May 4, 1998 (commencement of operations) to
October 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                              $  5,572
-----------------------------------------------------------------------------------------------
Interest                                                                                  2,316
-----------------------------------------------------------------------------------------------
Total investment income                                                                   7,888

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          6,814
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,904
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           746
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             23
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   1,944
-----------------------------------------------------------------------------------------------
Registration fees                                                                           613
-----------------------------------------------------------------------------------------------
Auditing                                                                                  6,012
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,295
-----------------------------------------------------------------------------------------------
Other                                                                                         7
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (10,624)
-----------------------------------------------------------------------------------------------
Total expenses                                                                            9,734
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,781)
-----------------------------------------------------------------------------------------------
Net expenses                                                                              7,953
-----------------------------------------------------------------------------------------------
Net investment loss                                                                         (65)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (212,775)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            115,621
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                 (97,154)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                   $(97,219)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                     For the period May 4, 1998
                                                                    (commencement of operations)
                                                                                  to October 31
                                                                                          1998*
-----------------------------------------------------------------------------------------------
Decrease in net assets
-----------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------
Net investment loss                                                                   $     (65)
-----------------------------------------------------------------------------------------------
Net realized loss on investments                                                       (212,775)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              115,621
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                    (97,219)
-----------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        50,231
-----------------------------------------------------------------------------------------------
Total decrease in net assets                                                            (46,988)

Net assets
-----------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          2,000,000
-----------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss of $65)                     $1,953,012
-----------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
                                                                                                                  May 4, 1998+
Per-share                                                                                                       to October 31
operating performance                                                                                              (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                                               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                               (.41)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                               (4.82)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,953
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .50*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                               --*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  54.80*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.04 per share. (See Note 2).




Notes to financial statements
October 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes and extraordinary expense, credits from Putnam Fiduciary Trust Company
(PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended October 31, 1998, fund expenses were reduced by $1,781 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the period ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sales of shares of the fund.

Note 3
Purchase and sales of securities

During the period ended October 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $2,857,551 and $885,187, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                          For the period
                                                            May 4, 1998
                                                          (commencement
                                                          of operations)
                                                       to October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          6,210            $50,290
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                     6,210             50,290

Shares
repurchased                                             (7)               (59)
-----------------------------------------------------------------------------
Net increase                                         6,203            $50,231
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 1, 1998.

At October 31, 1998, Putnam Investments, Inc. owned 235,294 shares of the fund (97.43% of shares outstanding), valued at $1,903,528.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President

Manuel Weiss Herrero
Vice President and Fund Manager

Michael Arends
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

47869  12/98